Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) (Parenthetical) - SFr / shares	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Class A Common Stock [Member]
Schedule of Earnings Per Shares, Basic and Diluted [Line Items]
Par value per share (in CHF)	SFr 0.01	SFr 0.01
Class A Common Stock [Member] | Common Stock [Member]
Schedule of Earnings Per Shares, Basic and Diluted [Line Items]
Par value per share (in CHF)	0.01		SFr 0.01
Class B Common Stock [Member]
Schedule of Earnings Per Shares, Basic and Diluted [Line Items]
Par value per share (in CHF)	0.1	SFr 0.1
Class B Common Stock [Member] | Common Stock [Member]
Schedule of Earnings Per Shares, Basic and Diluted [Line Items]
Par value per share (in CHF)	SFr 0.1		SFr 0.1